PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Carrying value amount	$ 554,655,000	$ 544,332,000
Shandong Baoya [Member]
Carrying value amount	5,934	46,753
Xiangyang Yazhi New Energy Automobile Co Ltd [Member]
Carrying value amount	22,610,000	24,060,000.00
Dezhou Yarui New Energy Automobile Co Ltd [Member]
Carrying value amount	$ 1,790,000	$ 1,910,000